Stockholders' Equity - Schedule of Stock by Class (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Total share capital	$ 375,492	$ 8,570,256
Total number of fully paid-in shares held as treasury shares	56,508	122,053
Treasury share capital	$ 502,000	$ 691,000
Common Stock Class A
Class of Stock [Line Items]
Par value per share (in CHF)	$ 0.01	$ 0.25
Share capital (in USD)	$ 16,007	$ 400,186
Total number of authorized shares	2,000,880	2,000,880
Total number of fully paid-in issued shares(1)	1,600,880	1,600,880
Total number of fully paid-in outstanding shares(1)	1,600,880	1,600,880
Common Stock Class A | Articles of Association and Swiss Capital Categories
Class of Stock [Line Items]
Conditional Share Capital - Total number of conditional shares	400,000	400,000
Total number of fully paid-in shares	1,600,880	1,600,880
Common Stock Class B
Class of Stock [Line Items]
Par value per share (in CHF)	$ 0.10	$ 2.50
Share capital (in USD)	$ 359,485	$ 8,170,070
Total number of authorized shares	6,194,267	6,194,267
Total number of fully paid-in issued shares(1)	3,365,560	3,076,150
Total number of fully paid-in outstanding shares(1)	3,309,052	2,954,097
Total number of fully paid-in shares held as treasury shares	56,508	122,053
Treasury share capital	$ 502,000	$ 691,000
Common Stock Class B | Articles of Association and Swiss Capital Categories
Class of Stock [Line Items]
Conditional Share Capital - Total number of conditional shares	1,210,590	1,500,000
Total number of fully paid-in shares	4,070,522	3,076,150